Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Federal Home Loan Banks [Abstract]
Cash Dividends Declared Per Ordinary Share

The Company declared cash dividends per ordinary share during the periods presented as follows:

	2016		2017		2018
	Dividends Per Share (US$)	Dividends Per Share (US$)	Dividends Per Share (US$)	Dividends Per Share (US$)	Dividends Per Share (US$)	Dividends Per Share (US$)
First quarter	$0.0375	$5,290	$0.050	$7,134	$0.075	$10,832
Second quarter	$0.0375	5,290	$0.050	7,148	$0.075	10,835
Third quarter	$0.0375	5,297	$0.050	7,155	$0.075	10,843
Fourth quarter	$0.0500	7,065	$0.075	10,737	$0.075	10,849

		$22,942		$32,174		$43,359